Financial risk management (Detail 5) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalents	$ 794,943	$ 476,939	$ 794,943	$ 476,939	$ 719,897	$ 425,172
Financial assets at fair value through profit or loss	0		0		$ 10,896
Gains (losses) on net monetary position	$ (1,483)	$ (984)	$ (2,869)	$ (1,869)